Sohu.com Limited Shareholders' Equity (Sohu Management Sogou Share Option Arrangement, Narrative) (Details) - USD ($)		12 Months Ended
	Apr. 14, 2011	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 18,251,000	$ 2,095,000	$ 41,468,000
Sogou [Member] | Sohu Management Sogou Share Option Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options		8,305,000
Sogou [Member] | Sohu Management Sogou Share Option Arrangement [Member] | Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options		8,290,000
Sogou [Member] | Sohu Management Sogou Share Option Arrangement [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sogou's ordinary shares previously held by Sohu					8,800,000
Sogou's newly-issued shares	3,200,000
Sogou's newly-issued shares, price per share	$ 0.625
Sogou's newly-issued shares, value	$ 2,000,000
Number of shares under contractually granted share options		8,305,000
Installments of share options granted		Four equal installments
Share-based compensation expense		$ 0	0	0
Total intrinsic value of share options exercised		$ 249,000	$ 0	$ 0
Sogou [Member] | Sohu Management Sogou Share Option Arrangement [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fixed exercise price of ordinary share					$ 0.001
Sogou [Member] | Sohu Management Sogou Share Option Arrangement [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fixed exercise price of ordinary share					$ 0.625
Sogou [Member] | Sohu Management Sogou Share Option Arrangement [Member] | Class A Ordinary Shares [Member] | Maximum [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		12,000,000